                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sound Shore Management, Inc.
Address:  8 Sound Shore Drive, Suite 180
          Greenwich, CT 06830

Form 13F File Number:     028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lowell Haims
Title:  Chief Administrative Officer
Phone:  (203) 629-1980

Signature, Place, and Date of Signing:

    /s/ Lowell Haims             Greenwich, CT            January 30, 2013
-------------------------  -------------------------  ------------------------
       (Signature)               (City, State)                 (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number                 Name

                             Form 13F SUMMARY PAGE

Report Summary:           Sound Shore Management, Inc.

Number of Other Included Managers:            0
                                         ----------
Form 13F Information Table Entry Total:      54
                                         ----------
Form 13F Information Table Value Total:  $4,462,962
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.  Form 13F File number  Name

1.

     Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive,
                        Suite 180, Greenwich, CT 06830

                                                                 12/31/2012

          Item 1              Item 2  Item 3    Item 4     Item 5           Item 6          Item 7            Item 8
                                                                     Investment Discretion               Voting Authority
                              Title              Mkt.               -----------------------         ---------------------------
                                of    Cusip     Value x                Sole    Shared Other            Sole    Shared   None
       Name of Issuer         Class   Number     $1000     Shares      (A)      (B)    (C)  Mgrs.      (A)      (B)     (C)
----------------------------- ------ --------- --------- ---------- ---------- ------ ----- ------  ---------- ------ ---------
AES Corporation               COMMON 00130H105   113,651 10,621,556 10,621,556   0      0            9,260,456   0    1,361,100
Altria Group Inc.             COMMON 02209S103       256      8,150      8,150   0      0                8,150   0            0
American Intl Group, Inc.     COMMON 026874784   139,688  3,957,173  3,957,173   0      0            3,446,473   0      510,700
Analog Devices Inc            COMMON 032654105    39,554    940,427    940,427   0      0              807,727   0      132,700
Applied Materials             COMMON 038222105    85,049  7,434,338  7,434,338   0      0            6,494,438   0      939,900
Bank of America
 Corporation                  COMMON 060505104   135,790 11,695,955 11,695,955   0      0           10,170,455   0    1,525,500
BP PLC Sponsored ADR          COMMON 055622104    83,686  2,009,756  2,009,756   0      0            1,732,856   0      276,900
Capital One Financial Corp    COMMON 14040H105   133,817  2,309,979  2,309,979   0      0            2,012,079   0      297,900
Cardinal Health Inc.          COMMON 14149Y108   118,892  2,887,137  2,887,137   0      0            2,517,337   0      369,800
Chubb Corporation             COMMON 171232101       377      5,000      5,000   0      0                5,000   0            0
CitiGroup, Inc.               COMMON 172967424   132,576  3,351,254  3,351,254   0      0            2,917,134   0      434,120
Comcast Corporation
 Class A                      COMMON 20030N101   117,901  3,155,798  3,155,798   0      0            2,744,498   0      411,300
CVS Caremark Corporation      COMMON 126650100   122,882  2,541,516  2,541,516   0      0            2,219,916   0      321,600
Devon Energy Corporation      COMMON 25179M103   115,028  2,210,385  2,210,385   0      0            1,928,485   0      281,900
Diamond Offshore
 Drilling, Inc.               COMMON 25271C102     1,400     20,600     20,600   0      0               20,600   0            0
DIRECTV Group Inc             COMMON 25490A101       784     15,626     15,626   0      0               15,626   0            0
E. I. du Pont de Nemours &    COMMON 263534109   122,676  2,727,439  2,727,439   0      0            2,382,839   0      344,600
Exxon Mobil Corp              COMMON 30231G102       307      3,548      3,548   0      0                3,548   0            0
General Electric Company      COMMON 369604103   126,063  6,005,855  6,005,855   0      0            5,228,855   0      777,000
Goldman Sachs Group Inc       COMMON 38141G104       344      2,700      2,700   0      0                2,700   0            0
Google Inc.                   COMMON 38259P508   132,446    187,234    187,234   0      0              163,334   0       23,900
Intl Business Machines        COMMON 459200101       392      2,048      2,048   0      0                2,048   0            0
Jabil Circuit, Inc.           COMMON 466313103       386     20,000     20,000   0      0               20,000   0            0
JetBlue Airways
 Corporation                  COMMON 477143101       315     55,000     55,000   0      0               55,000   0            0
Life Technologies
 Corporation                  COMMON 53217V109   126,993  2,590,100  2,590,100   0      0            2,254,100   0      336,000
Loews Corporation             COMMON 540424108       285      7,000      7,000   0      0                7,000   0            0
Lowe's Companies, Inc.        COMMON 548661107   101,298  2,851,869  2,851,869   0      0            2,480,069   0      371,800
Marsh & McLennan
 Companies Inc.               COMMON 571748102   117,864  3,419,323  3,419,323   0      0            2,980,523   0      438,800
Merck & Co. Inc.              COMMON 58933Y109       344      8,400      8,400   0      0                8,400   0            0
Microsoft Corp                COMMON 594918104   129,290  4,840,570  4,840,570   0      0            4,221,370   0      619,200
Newmont Mining
 Corporation                  COMMON 651639106    70,312  1,514,035  1,514,035   0      0            1,316,135   0      197,900
Novartis AG ADR               COMMON 66987V109   122,076  1,928,526  1,928,526   0      0            1,668,126   0      260,400
Owens-Illinois, Inc.          COMMON 690768403    94,567  4,446,034  4,446,034   0      0            3,877,734   0      568,300
Pfizer Inc.                   COMMON 717081103   129,605  5,167,796  5,167,796   0      0            4,501,496   0      666,300
Phillip Morris International  COMMON 718172109       598      7,150      7,150   0      0                7,150   0            0
PNC Financial Services
 Group                        COMMON 693475105       251      4,300      4,300   0      0                4,300   0            0
Research in Motion
 Limited                      COMMON 760975102       166     14,000     14,000   0      0               14,000   0            0
Republic Services Inc.        COMMON 760759100   106,669  3,636,868  3,636,868   0      0            3,173,768   0      463,100
Sanofi ADR                    COMMON 80105N105   124,688  2,631,661  2,631,661   0      0            2,262,461   0      369,200
Charles Schwab
 Corporation                  COMMON 808513105   123,798  8,621,021  8,621,021   0      0            7,503,221   0    1,117,800
Southwest Airlines
 Company                      COMMON 844741108   111,153 10,854,807 10,854,807   0      0            9,438,607   0    1,416,200
State Street Corporation      COMMON 857477103   146,026  3,106,272  3,106,272   0      0            2,700,272   0      406,000
Sysco Corporation             COMMON 871829107    79,237  2,502,756  2,502,756   0      0            2,154,556   0      348,200
TJX Companies, Inc.           COMMON 872540109       955     22,500     22,500   0      0               22,500   0            0
Texas Instruments Inc.        COMMON 882508104   141,352  4,575,991  4,575,991   0      0            3,979,091   0      596,900
Thermo Fisher Scientific,     COMMON 883556102   114,922  1,801,853  1,801,853   0      0            1,570,153   0      231,700
Time Warner, Inc.             COMMON 887317303   104,451  2,183,800  2,183,800   0      0            1,902,200   0      281,600
UnitedHealth Group Inc.       COMMON 91324P102   127,507  2,350,796  2,350,796   0      0            2,046,896   0      303,900
WellPoint Inc.                COMMON 94973V107   101,974  1,673,893  1,673,893   0      0            1,459,993   0      213,900
Aon PLC                       COMMON G0408V102   118,581  2,132,363  2,132,363   0      0            1,845,263   0      287,100
Bunge Limited                 COMMON G16962105   120,301  1,654,990  1,654,990   0      0            1,430,390   0      224,600
Invesco Ltd.                  COMMON G491BT108   118,804  4,553,631  4,553,631   0      0            3,936,831   0      616,800
Weatherford International,
 Ltd.                         COMMON H27013103    86,204  7,703,688  7,703,688   0      0            6,664,488   0    1,039,200
Flextronics International     COMMON Y2573F102   118,430 19,070,836 19,070,836   0      0           16,566,236   0    2,504,600
   Totals:                        54           4,462,962